Stock Options (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Options outstanding - beginning balance	385,000	257,500	257,500	185,000
Options granted	310,000	187,500	187,500	80,000
Options forfeited			(40,000)	(7,500)
Options exercised	(150,000)		(20,000)
Options oustanding - ending balance	545,000		385,000	257,500
Options exercisable	375,000		347,500
Options available for grant	19,338,572		19,595,000
Weighted average exercise price
Options outstanding - beginning balance	$ 1.42	$ 1.07	$ 1.07	$ 0.83
Options granted	4.20		1.92	1.54
Options forfeited			1.65	1.43
Options exercised	1.12		0.80
Options outstanding - ending balance	3.09		1.42	$ 1.07
Options exercisable	$ 2.75		$ 1.44
Weighted average remaining contracted term
Options outstanding - ending balance	8 years 10 months 10 days		8 years 3 months 18 days
Options exercisable	8 years 8 months 9 days		8 years 4 months 10 days
Aggregate intrinsic value
Options outstanding - ending balance	$ 339,275		$ 277,625
Options exercisable	$ 299,075		$ 244,925